Significant Accounting Policies - Schedule of Non-Derivative Financial Liabilities (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-derivative Financial Liabilities [Line Items]
Trade payables and other current liabilities		$ 4,549,364	$ 6,188,493
Borrowings	[1]	44,232	381,651
Borrowings from related parties			3,104,149
Amount due to related parties			2,898,506
Operating lease liabilities		2,435,384	2,694,923
Finance lease liabilities		218,118	327,593
Liabilities directly associated with the assets held for sale			130,876
Non-derivative financial liabilities		7,247,098	15,726,191
Within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Trade payables and other current liabilities		4,549,364	6,188,493
Borrowings		44,232	337,241
Borrowings from related parties			3,104,149
Amount due to related parties			2,898,506
Operating lease liabilities		1,605,859	1,239,066
Finance lease liabilities		96,372	108,597
Liabilities directly associated with the assets held for sale			130,876
Non-derivative financial liabilities		6,295,827	14,006,928
1 to 5 years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Trade payables and other current liabilities
Borrowings			44,410
Borrowings from related parties
Amount due to related parties
Operating lease liabilities		829,525	1,455,857
Finance lease liabilities		121,746	218,996
Liabilities directly associated with the assets held for sale
Non-derivative financial liabilities		$ 951,271	$ 1,719,263

[1]	Prior to entering into a loan conversion agreement with WK Venture Success Limited on September 28, 2023 to discharge the entire loan amount and accrued unpaid interest, for the year ended December 31, 2024, 2023 and 2022, interest expense recorded for the third-party borrowing was $nil, $230,849 and $616,116 with interest rate at 4%.